Taxation (Schedule of Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (58,432)	¥ (30,196)
Current period addition	(19,595)	(28,236)
Balance at the end of the year	¥ (78,027)	¥ (58,432)